Accounting principles, rules and methods - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$) USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$) USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$) USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accounting principles, rules and methods
Closing rate	5.36	5.36	5.6386	5.6386	6.3101	6.3101	1.11	1.0666	1.1326
Average rate	5.40	1.08	5.4399	1.0530	6.3779	1.1827